Income from Discontinued Operations, Net (Tables)	12 Months Ended
Dec. 31, 2024
Income from Discontinued Operations, Net
Schedule of Income from discontinued operations, net, Net income from discontinued operations, Gain or loss on disposition of discontinued operations, net and total carrying amount of the consolidated net assets disposed of by the Group

Income from discontinued operations, net, for the year ended December 31, 2024, 2023 and 2022, are presented as follows:

	2024		2023		2022
Net income from discontinued operations	Ps.	56,816	Ps.	628,116	Ps.	762,277
Gain on disposition of discontinued operations, net		—		—		56,065,530
Income from discontinued operations, net	Ps.	56,816	Ps.	628,116	Ps.	56,827,807

Gain on disposition of discontinued operations, net, for the year ended December 31, 2024, 2023 and 2022, is presented as follows:

	2024		2023		2022
Gain on disposition of discontinued operations before income taxes	Ps.	70,644	Ps.	945,727	Ps.	75,192,421
Income taxes		13,828		317,611		19,126,891
Gain on disposition of discontinued operations, net	Ps.	56,816	Ps.	628,116	Ps.	56,065,530

Income from discontinued operations, net, for the month ended January 31, 2024 and the years ended December 31, 2023 and 2022, are presented as follows:

	2024		2023		2022
Revenues	Ps.	439,479	Ps.	6,183,398	Ps.	7,984,625
Cost of revenues and operating expenses		375,677		5,397,390		7,112,467
Income before other income		63,802		786,008		872,158
Other (expense) income, net		(2,268)		20,460		170,903
Operating income		61,534		806,468		1,043,061
Finance income (expense), net		9,110		139,259		(88,219)
Income before income taxes		70,644		945,727		954,842
Income taxes		(13,828)		(317,611)		(192,565)
Income from discontinued operations, net	Ps.	56,816	Ps.	628,116	Ps.	762,277

Cash flows provided by (used in) discontinued operations for the month ended January 31, 2024 and the years ended December 31, 2023 and 2022:

	2024		2023		2022
Net cash (used in) provided by operating activities	Ps.	(170,212)	Ps.	791,780	Ps.	1,343,914
Net cash provided by investing activities		14,955		647,555		66,162,755
Net cash used in financing activities		(304,418)		(215,965)		(253,904)
Net cash flows	Ps.	(459,675)	Ps.	1,223,370	Ps.	67,252,765

Discontinued operations in connection with the TelevisaUnivision Transaction
Income from Discontinued Operations, Net
Schedule of Income from discontinued operations, net, Net income from discontinued operations, Gain or loss on disposition of discontinued operations, net and total carrying amount of the consolidated net assets disposed of by the Group

	January 31,
	2022
ASSETS
Current assets:
Cash and cash equivalents	Ps.	1,890,141
Trade accounts and notes receivable, net		1,997,862
Other accounts, taxes receivable and notes receivable, net		2,388,939
Transmission rights and programming		7,162,846
Other current assets		2,312,941
Total current assets		15,752,729
Non-current assets:
Transmission rights and programming		8,513,024
Investments in financial instruments		1,721,654
Property, plant and equipment, net		3,955,680
Right-of-use assets, net		2,179,704
Intangible assets, net and goodwill		623,818
Deferred income tax assets		7,847,995
Other assets		9,716
Total non-current assets		24,851,591
Total assets		40,604,320

LIABILITIES
Current liabilities:
Current portion of lease liabilities		470,686
Trade accounts payable and accrued expenses		6,856,041
Customer deposits and advances		2,071,060
Due from related parties		5,383,763
Other current liabilities		1,983,995
Total current liabilities		16,765,545
Non-currents liabilities:
Lease liabilities, net of current portion		1,703,747
Post-employment benefits		1,105,376
Other non-current liabilities		4,246,327
Total non-current liabilities		7,055,450
Total liabilities		23,820,995
Other net assets		3,598,567
Total net assets	Ps.	13,184,758

Consideration received, satisfied in cash	Ps.	67,985,597
Cash and cash equivalents disposed of		(1,890,143)
Net cash inflows	Ps.	66,095,454

Spun-off Businesses
Income from Discontinued Operations, Net
Schedule of Income from discontinued operations, net, Net income from discontinued operations, Gain or loss on disposition of discontinued operations, net and total carrying amount of the consolidated net assets disposed of by the Group

	January 31, 2024
ASSETS
Current assets:
Cash and cash equivalents	Ps.	696,916
Trade accounts and notes receivable, net		514,284
Other accounts, taxes receivable and notes receivable, net		925,632
Inventories		130,645
Other current assets		587,439
Total current assets		2,854,916
Non-current assets:
Property and equipment, net		4,057,271
Right-of-use assets, net		982,190
Intangible assets, net		583,885
Deferred income tax assets		1,619,305
Other assets		15,466
Total non-current assets		7,258,117
Total assets		10,113,033

LIABILITIES
Current liabilities:
Current portion of lease liabilities		99,376
Trade accounts payable and accrued expenses		821,530
Customer deposits and advances		26,496
Income taxes payable		218,003
Employee benefits		182,394
Other current liabilities		47,320
Total current liabilities		1,395,119
Non-currents liabilities:
Lease liabilities, net of current portion		1,017,781
Post-employment benefits		55,000
Other non-current liabilities		340,435
Total non-current liabilities		1,413,216
Total liabilities		2,808,335
Total net assets	Ps.	7,304,698